Financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (10,366,087)	$ 1,406,282	$ 7,024,054
Adjustments to reconcile net income to cash used in operating activities:
Net cash used in operating activities	(1,490,957)	(1,987,028)	(3,132,666)
CHANGES IN CASH	(57,693)	(143,723)	68,238
CASH, BEGINNING OF THE YEAR	124,379	268,102	199,864
CASH, END OF THE YEAR	66,686	124,379	268,102
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(10,197,242)	1,453,191	7,417,705
Adjustments to reconcile net income to cash used in operating activities:
Equity (loss) income of subsidiaries	10,197,242	(1,453,191)	(7,417,705)
Net cash used in operating activities
CHANGES IN CASH
CASH, BEGINNING OF THE YEAR
CASH, END OF THE YEAR